Exit or Disposal Activities Exit or Disposal Actiivities (Textuals) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 store	Dec. 31, 2011 store	Dec. 31, 2010 store
Exit or Disposal Activities (Textual) [Abstract]
Stores and branches closed	19	22	23
Provisions in cost of goods sold or SG&A	$ 7,676	$ 1,434	$ 1,953
Adjustments to prior provisions for qualified exit costs	(4,942)	(900)	(5,764)
Reductions in carrying value of property plant and equipment		3,263	1,164
Global Finishes Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	7,363	913	1,314
Consumer Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	0
Latin America Coatings Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	0	0
Employee Severance [Member] | Consumer Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A		339	457
Other Qualified Exit Costs [Member] | Paint Stores Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A		$ 182	$ 182